Contingent Liabilities and Commitments - Future Minimum Annual Rentals Under Noncancelable Operating Leases (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 7
2019	5
2020	5
2021	4
2022	1
Thereafter	0
Total	$ 22